Earnings per Share - Computation of Earnings per Share (EPS) (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 607	$ 415	$ (53)
Less: Net income (loss) attributable to non-controlling interests	68	67	63
Income (loss) from continuing operations attributable to stockholders	539	348	(116)
Income (loss) from discontinued operations attributable to stockholders			1
Net income (loss) attributable to stockholders	$ 539	$ 348	$ (115)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year	237,954	248,526	248,064
Plus incremental shares from assumed conversion of:
Options	6,753	5,004
Restricted Share Units, Performance Share Units and Equity Rights	3,902	1,520
Dilutive potential common share	10,655	6,524
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year	248,609	255,050	248,064
Basic EPS attributable to stockholders in $:
Income (loss) from continuing operations	$ 2.27	$ 1.40	$ (0.46)
Income (loss) from discontinued operations	$ 0	$ 0	$ 0
Net income (loss)	$ 2.27	$ 1.40	$ (0.46)
Diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	$ 2.17	$ 1.36	$ (0.46)
Income (loss) from discontinued operations	$ 0	$ 0	$ 0
Net income (loss)	$ 2.17	$ 1.36	$ (0.46)